SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option
Number of Options
Balance at beginning of period | Option	9,861,114	5,758,200
Granted | Option	2,811,000	5,905,000
Forfeited | Option	(1,367,708)	(270,836)
Exercised | Option	(1,410,195)	(1,531,250)
Balance at end of period | Option	9,894,211	9,861,114
Weighted Average Exercise Price
Balance at beginning of period | $	$ 1.76	$ 0.53
Granted | $	2.77	2.67
Forfeited | $	3.62	1.38
Exercised | $	0.85	0.73
Balance at end of period | $	$ 2.311	$ 1.76